Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	May 02, 2013
ASSETS
Cash and cash equivalents (including cash within consolidated variable interest entities of — $75.2 and $69.9)	[1]			$ 1,314,100	$ 1,747,300
Other investments (equity method)				151,300	109,400
Right-of-use operating lease assets				83,400	74,100
Other assets				8,300	8,400
Total assets				13,844,100	13,090,600
LIABILITIES
Accrued expenses and other payables				289,300	214,400
Long-term debt				299,900	299,900
Operating lease liabilities				115,200	106,000
Total liabilities				11,069,300	10,203,400
SHAREHOLDERS’ EQUITY
60,395,839 ordinary shares of par value $0.01 each (December 31, 2020 — 60,395,839 shares)				604	604
Additional paid in capital				1,514,700	1,469,700
Retained earnings				1,382,500	1,397,200	[2]
Unrealized gains on investments				(137,200)	175,600		$ 171,700
Total accumulated other comprehensive (loss)/income				(123,000)	19,700	[2],[3]	(76,700)	[3]
Total liabilities and shareholders’ equity				$ 13,844,100	$ 13,090,600
Ordinary shares, issued				60,395,839	60,395,839
Ordinary shares, par value				$ 0.01	$ 0.01
Preference shares, par value				$ 0.0015144558
5.950% Preference Shares (AHL PRC)
SHAREHOLDERS’ EQUITY
Preference shares, issued				11,000,000	11,000,000					11,000,000
Preference shares, rate				5.95%	5.95%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
SHAREHOLDERS’ EQUITY
Preference shares, issued				10,000,000	10,000,000
Preference shares, rate			5.625%	5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
SHAREHOLDERS’ EQUITY
Preference shares, issued		10,000,000		10,000,000	10,000,000
Preference shares, rate		5.625%		5.625%	5.625%
Preference shares, par value				$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)				$ 42,600	$ 0
Cash and cash equivalents (including cash within consolidated variable interest entities of — $75.2 and $69.9)				45,000	92,400		$ 37,400		$ 55,600
Investments in subsidiaries (1) (2)				3,142,000	3,215,200
Intercompany funds due from affiliates				1,300	700
Right-of-use operating lease assets				2,500	1,000
Other assets				8,000	6,400
Total assets				3,241,400	3,315,700
LIABILITIES
Accrued expenses and other payables				25,500	24,300
Intercompany funds due to affiliates				139,000	103,400
Long-term debt				299,900	299,900
Operating lease liabilities				2,200	900
Total liabilities				466,600	428,500
SHAREHOLDERS’ EQUITY
60,395,839 ordinary shares of par value $0.01 each (December 31, 2020 — 60,395,839 shares)				600	600
Additional paid in capital				1,514,700	1,469,700
Retained earnings				1,382,500	1,397,200
Unrealized gains on investments				34,600	192,500
Gains on foreign currency translation (start of period)				(177,400)
(Loss)/gain on derivatives				(1,600)	4,600
Gains on foreign currency translation (end of period)				(156,000)	(177,400)
Total accumulated other comprehensive (loss)/income				(123,000)	19,700
Total shareholders’ equity (2)				2,774,800	2,887,200
Total liabilities and shareholders’ equity				$ 3,241,400	$ 3,315,700
Ordinary shares, issued				60,395,839	60,395,839
Ordinary shares, par value				$ 0.0001	$ 0.0001

[1]	includes restricted cash of $364.9 million (2020 — $296.0 million)
[2]	As at December 31, 2020, underwriting premiums receivables, retained earnings and accumulated other comprehensive income have been corrected to account for the correction of foreign exchange movements on underwriting premium receivable which should have been matched with an underwriting premium receivable payment. Income taxes payable and deferred tax liabilities have been corrected for historic current and deferred income taxes on Aspen U.K’s branches due to the deficiency in the completeness and accuracy of branch data and associated application thereof in respect of local tax rules in various jurisdictions. Underwriting premium receivables and reinsurance premiums payable have been corrected for immaterial adjustments. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.
[3]	The opening balances for retained earnings, cumulative foreign currency translation, and the net loss and change for the year on foreign cumulative translation adjustments have been corrected to account for the corrections mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. Refer to Note 26 in these consolidated financial statements, “Correction of Immaterial Errors” for further details.